UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Emerging Markets Real Estate Fund
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.6%
AUSTRALIA 0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	$0
AUSTRIA 0.9%
RETAIL
Atrium European Real Estate Ltd.	81,227	520,782
BRAZIL 42.3%
HOTEL 1.0%
BHG SA - Brazil Hospitality Group(b)	42,309	554,081
OFFICE 5.6%
BR Properties SA	229,531	2,548,618
Cyrela Commercial Properties SA Empreendimentos e Participacoes	64,200	550,575
		3,099,193
RESIDENTIAL 21.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	181,939	1,783,198
Ez Tec Empreendimentos e Participacoes SA	77,795	752,442
MRV Engenharia e Participacoes SA	221,496	1,642,457
PDG Realty SA Empreendimentos e Participacoes	1,093,883	5,783,822
Rossi Residencial SA	298,643	2,243,409
		12,205,328
RETAIL 13.8%
Aliansce Shopping Centers SA	205,669	1,782,372
BR Malls Participacoes SA	336,007	3,912,877
Multiplan Empreendimentos Imobiliarios SA	90,823	1,961,873
		7,657,122
TOTAL BRAZIL		23,515,724
CHILE 0.7%
RETAIL
Parque Arauco SA	173,547	360,371

	Number of Shares	Value
CHINA 4.8%
RESIDENTIAL
China Vanke Co., Ltd. (HKD)	1,926,330	$2,657,007
INDIA 4.5%
DIVERSIFIED 2.3%
DLF Ltd.	244,224	1,285,506
RESIDENTIAL 0.5%
Unitech Ltd.	398,299	277,160
RETAIL 1.7%
Phoenix Mills Ltd.	188,369	902,628
TOTAL INDIA		2,465,294
INDONESIA 7.0%
DIVERSIFIED 2.5%
Agung Podomoro Land(b)	17,248,500	710,023
Lippo Karawaci Tbk PT	7,004,000	642,531
		1,352,554
RESIDENTIAL 4.5%
Alam Sutera Realty Tbk PT	16,927,500	836,172
Summarecon Agung Tbk PT	11,079,501	1,667,952
		2,504,124
TOTAL INDONESIA		3,856,678
MALAYSIA 5.8%
DIVERSIFIED 3.3%
SP Setia Berhad	1,416,400	1,861,172
RESIDENTIAL 1.5%
IJM Land Bhd	881,900	820,096
RETAIL 1.0%
CapitaMalls Malaysia Trust	1,220,100	542,632
TOTAL MALAYSIA		3,223,900

	Number of Shares	Value
MEXICO 3.9%
DIVERSIFIED 0.7%
Fibra Uno Administracion SA	200,000	$374,873
RESIDENTIAL 3.2%
Consorcio ARA SAB de CV	985,432	517,177
Corporaciaon GEO SAB de CV, Series B(b)	146,070	292,581
Urbi Desarrollos Urbanos SAB de CV(b)	447,555	989,499
		1,799,257
TOTAL MEXICO		2,174,130
PHILIPPINES 5.9%
DIVERSIFIED 2.6%
Ayala Land	3,605,300	1,439,040
RESIDENTIAL 0.8%
Filinvest Land	14,986,677	462,332
RETAIL 2.5%
SM Prime Holdings	5,097,451	1,395,932
TOTAL PHILIPPINES		3,297,304
POLAND 1.4%
DIVERSIFIED
Globe Trade Centre SA(b)	130,033	771,113
RUSSIA 1.1%
DIVERSIFIED
AFI Development PLC GDR(b)	723,602	629,534
SOUTH AFRICA 15.0%
DIVERSIFIED 12.5%
Capital Property Fund	963,742	1,237,305
Growthpoint Properties Ltd.	1,341,602	3,693,772
Redefine Properties Ltd.	1,218,244	1,474,726
Vukile Property Fund Ltd.	260,223	555,646
		6,961,449

		Number of Shares	Value
RETAIL 2.5%
Resilient Property Income Fund Ltd.		281,617	$1,388,490
TOTAL SOUTH AFRICA			8,349,939
THAILAND 6.3%
RESIDENTIAL 4.6%
Land and Houses PCL		1,033,600	235,658
LPN Development PCL		2,838,200	1,075,328
Supalai PCL		2,703,600	1,260,018
			2,571,004
RETAIL 1.7%
Central Pattana PCL		742,400	914,776
TOTAL THAILAND			3,485,780
TOTAL COMMON STOCK (Identified cost—$51,872,874)			55,307,556
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		150,000	150,000
Federated Government Obligations Fund, 0.01%(d)		150,000	150,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$300,000)			300,000

TOTAL INVESTMENTS (Identified cost—$52,172,874)	100.1%		55,607,556

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(59,031)

NET ASSETS	100.0%		$55,548,525

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)     Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.

(b)    Non-income producing security.

(c)     Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.0% of the net assets of the Fund.

(d)    Rate quoted represents the seven day yield of the fund.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)*
Common Stock	$55,307,556	$55,307,556	$—	—
Money Market Funds	300,000	—	300,000	—
Total Investments	$55,607,556	$55,307,556	$300,000	—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Note 2. Foreign and Emerging Markets Securities

The Fund may directly purchase securities of foreign issuers, including emerging markets. Investing in securities of foreign issuers, and in particular issuers in emerging markets, involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. These risks may be more pronounced in emerging markets than in developed markets.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of July 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$52,172,874
Gross unrealized appreciation	$4,642,357
Gross unrealized depreciation	(1,207,675)
Net unrealized appreciation	$3,434,682

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: September 26, 2011